Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Redeemable Preferred Shares [Abstract]
Summary of Issuance of Convertible Redeemable Preferred Shares

Series	Issuance Date	Shares Issued after Share Spilt	Issue Price per Share	Net Proceeds from Issuance
			RMB	RMB’000
A	June 9, 2017	27,567,750	6.08	168,000
A	November 27, 2017	50,540,875	6.08	308,000
A1	January 5, 2018	67,802,375	6.80	460,000
A2	January 5, 2018	11,671,400	8.56	100,000
B	March 26, 2018	160,481,700	13.72	2,200,000
B1	August 1, 2018	133,272,750	21.76	2,900,000
B2	August 1, 2018	38,163,575	25.04	955,000
C	December 2, 2019	79,590,650	26.48	2,107,860
C	April 10, 2020	26,137,425	27.00	693,123
C	May 11, 2020	795,907	27.00	21,231
C	May 26, 2020	318,363	27.00	8,555
C	July 22, 2020, July 24, 2020, July 29, 2020, August 6, 2020	207,588,515	30.00	6,271,720

Summary of Preferred Shares activities
The Company’s Preferred Shares activities for the year ended December 31, 2020, before their conversion into ordinary shares of the Company, are summarized below:

	Redeemable Ordinary Shares		Series A		Series A1		Series A2		Series B		Series B1		Series B2		Series C		Total
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)
Balances as of December 31, 2019	—	—	78,108,625	597,559	67,802,375	559,654	11,671,400	121,257	160,481,700	2,562,098	133,272,750	3,080,443	35,965,675	952,068	79,590,650	1,820,399	566,893,175	9,693,478

Issuance of Preferred Shares of Series C	—	—	—	—	—	—	—	—	—	—	—	—	—	—	234,840,210	6,639,361	234,840,210	6,639,361
Accretion on Preferred Shares to Redemption Value post Extinguishment	—	—	—	64,863	—	60,854	—	13,635	—	332,743	—	586,803	—	186,043	—	912,803	—	2,157,744
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	—	—	(78,108,625)	(662,422)	(67,802,375)	(620,508)	(11,671,400)	(134,892)	(160,481,700)	(2,894,841)	(133,272,750)	(3,667,246)	(35,965,675)	(1,138,111)	(314,430,860)	(9,372,563)	(801,733,385)	(18,490,583)

Balances as of December 31, 2020	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—